EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Net income attributable to the Company	$ 2,264	$ 364,993
Weighted average number of shares (in shares)	197,692	193,559
Dilutive effect of share options (in shares)	106	142
Dilutive effect of contingently returnable shares (in shares)	0	4,106
Denominator for diluted earnings per share (in shares)	197,798	197,807
Cash dividends per share declared (in dollars per share)	$ 0	$ 1.10